Property and equipment, net (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment	$ 51,133,924	$ 6,024,605
Accumulated depreciation	(4,427,924)	(4,448,459)	(4,072,125)
Property and equipment, net	46,706,000	1,576,146
Depreciation expense	1,400,639	533,616	888,314
Amortization expense related to the corporate aircraft capital lease	710,895	0	0
Accumulated depreciation expense	710,895	0	0
Corporate Aircraft [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	43,340,746	0
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	3,832,047	3,077,924
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 3,961,131	$ 2,946,681